COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 162,927,323	¥ 1,093,437,850	¥ 947,580,431	¥ 577,902,804
Cost of revenues
Total cost of revenues	(111,961,093)	(751,393,289)	(643,385,468)	(365,228,473)
Gross profit	50,966,230	342,044,561	304,194,963	212,674,331
Operating expenses:
Fulfillment	(18,901,177)	(126,849,578)	(100,070,999)	(69,412,065)
Sales and marketing	(30,644,278)	(205,659,880)	(146,207,178)	(97,813,618)
General and administrative	(13,709,129)	(92,004,708)	(130,977,396)	(67,106,052)
Other operating (loss) income, net	138,183	927,370	709,505	(168,367)
Loss from operations	(12,150,171)	(81,542,235)	(72,351,105)	(21,825,771)
Interest income	88,686	595,192	87,866	41,883
Interest expense	(16,018)	(107,499)		(1,573,958)
Foreign exchange gain (loss)	5,023	33,709	(240,473)	55,870
Gains from deemed sales of equity investment (Note 10)	1,132,435	7,600,000
Loss before income taxes	(10,940,045)	(73,420,833)	(72,503,712)	(23,301,976)
Income tax expense	(1,551,548)	(10,412,749)	(15,843,236)	(15,242,611)
Share of loss in equity method investments	(162,423)	(1,090,052)	(1,607,161)	(1,592,787)
Net loss	(12,654,016)	(84,923,634)	(89,954,109)	(40,137,374)
Less: net (income) loss attributable to non-controlling interest	1,739,986	11,677,396	(14,051,313)	(15,246,297)
Net loss attributable to Ruhnn Holding Limited	$ (10,914,030)	¥ (73,246,238)	¥ (104,005,422)	¥ (55,383,671)
Net loss per ordinary share:
Basic and diluted | (per share)	$ (0.03)	¥ (0.23)	¥ (0.33)	¥ (0.17)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	321,584,804	321,584,804	319,406,760	319,406,760
Net loss	$ (12,654,016)	¥ (84,923,634)	¥ (89,954,109)	¥ (40,137,374)
Comprehensive loss	(12,654,016)	(84,923,634)	(89,954,109)	(40,137,374)
Product sales
Net revenues
Total net revenues	140,478,777	942,781,165	912,512,337	572,445,248
Cost of revenues
Total cost of revenues	(101,778,712)	(683,057,290)	(625,263,422)	(362,609,218)
Services
Net revenues
Total net revenues	22,448,546	150,656,685	35,068,094	5,457,556
Cost of revenues
Total cost of revenues	$ (10,182,381)	¥ (68,335,999)	¥ (18,122,046)	¥ (2,619,255)